STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Appropriation of after tax income to statutory surplus reserve per annum	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Minimum appropriation of after tax income to development fund for private schools requiring reasonable return	25.00%
Minimum appropriation of annual increase of net assets to development fund for private schools that do not require reasonable return	25.00%
Appropriations to statutory surplus reserve	$ 1,721	$ 2,709
Appropriations to development fund	36,852	21,313
Paid-in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	669,242	580,551
Statutory reserve of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	121,285	82,712
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 790,527	$ 663,263